SHARE-BASED COMPENSATION - Kaixin Auto 2020 Plan (Details)	Nov. 17, 2020 shares
Kaixin Auto Group 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,000,000